LONG-TERM DEBT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022	$ 0	$ 0
2023	1,500,000	1,500,000
2024	0	0
2025	2,183	2,183
Thereafter	147,817	147,817
Total long-term debt	$ 1,650,000	$ 1,650,000